Geographic information (Tables)	12 Months Ended
Dec. 31, 2021
Geographic information
Revenues Derived By Geographic Area
	For the years ended December 31,
	2021	2020	2019
International	$3,134,250	$-	$11,976,149
Other	-	136,566	-
	3,134,250	136,566	11,976,149